Employee benefits - Summary of Changes in the Defined Benefit Obligations Present Value of Defined Benefit Obligations (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Japanese Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year	¥ 132,293
Remeasurements:
Ending balance of the fiscal year	88,753	¥ 132,293
Japanese Defined Benefit Plans [Member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year	573,143	614,763
Current service cost	12,078	12,660
Past service cost	11	5
Interest cost	6,534	4,367
Remeasurements:
Change in demographic assumptions	4,399	2,974
Change in financial assumptions	(16,568)	(27,314)
Other	1,677	(569)
Benefits paid	(37,787)	(33,741)
Other	(195)	(2)
Ending balance of the fiscal year	543,292	573,143
Foreign Defined Benefit Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year	71,170
Remeasurements:
Ending balance of the fiscal year	82,551	71,170
Foreign Defined Benefit Plan [Member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year	124,702	277,903
Current service cost	1,783	2,319
Past service cost	142	(365)
Interest cost	5,349	4,623
Remeasurements:
Change in demographic assumptions	(385)	(458)
Change in financial assumptions	1,170	(60,179)
Other	632	(940)
Translation adjustments	16,068	11,213
Plan participants' contributions	565	516
Benefits paid	(11,198)	(9,798)
Curtailments and settlements	(11,841)	(100,132)
Ending balance of the fiscal year	¥ 126,987	¥ 124,702